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                                                                  March 10, 2003

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

      Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account (File no. 333-18117)

Dear Commissioners:

      On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account ("the Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2002, has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

      In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Core Equity Fund, AIM V.I. Premier Equity Fund, Janus Growth Portfolio, Janus International Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, OCC Managed Portfolio, OCC Small Cap Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio, Credit Suisse Trust, Global Post-Venture Capital Portfolio, Franklin Small Cap Fund-Class 2, American Century VP Value, Alliance Premier Growth Portfolio, Davis Value Portfolio; The Prudential Series Fund: Diversified Bond, Diversified Conservative Growth, Prudential Value, Equity, Global, High Yield Bond, Money Market, Prudential Jennison, Small Capitalization Stock, Stock Index, 20/20 Focus, SP Aggressive Growth Asset Allocation, SP Alliance Technology, SP Balanced Asset Allocation, SP Conservative Asset Allocation, SP Growth Asset Allocation, SP INVESCO Small Company Growth, SP Jennison International Growth, SP Large Cap Value, SP MFS Capital Opportunities, SP MFS Mid-Cap Growth, SP PIMCO Total Return, SP Prudential U.S. Emerging Growth, SP Small/Mid Cap Value and SP Strategic Partners Focused Growth Portfolios.

Filer/Entity:           AIM Variable Insurance Funds
Registration No.:       811-07452
CIK No.:                0000896435
Accession No.:          0000950129-03-001178
Date of Filing:         03/04/2003

Filer/Entity:           Alliance Premier Growth Portfolio
Registration No.:       811-05398
CIK No.:                0000825316
Accession No.:          0000936772-03-0000075
Date of Filing:         02/21/2003
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Filer/Entity:           American Century Variable Portfolios, Inc.
Registration No.:       811-05188
CIK No.:                0000814680
Accession No.:          0000814680-03-000004
Date of Filing:         02/28/2003

Filer/Entity:           Credit Suisse Trust Global Post-Venture Capital
                        Portfolio
Registration No.:       811-07261
CIK No.:                0000941568
Accession No.:          0001047469-03-005991
Date of Filing:         02/19/2003

Filer/Entity:           Davis Value Portfolio
Registration No.:       811-09293
CIK No.:                0001084060
Accession No.:          0000950136-03-000361
Date of Filing:         02/19/2003

Filer/Entity:           Franklin Templeton Variable Insurance Products Trust
Registration No.:       811-05583
CIK No.:                0000837274
Accession No.:          0000950109-03-000760
Date of Filing:         02/25/2003

Filer/Entity:           Janus Aspen Series
Registration No.:       811-07736
CIK No.:                0000906185
Accession No.:          0001093801-03-000222
Date of Filing:         02/21/2003

Filer/Entity:           MFS Emerging Growth Portfolio
Registration No.:       811-08326
CIK No.:                0000918571
Accession No.:          0000950156-03-000064
Date of Filing:         02/14/2003

Filer/Entity:           MFS Research Series
Registration No.:       811-08326
CIK No.:                0000918571
Accession No.:          0000950156-03-000057
Date of Filing:         02/14/2003

Filer/Entity:           OCC Accumulation Trust
Registration No.:       811-08512
CIK No.:                0000923185
Accession No.:          0001047469-03-007449
Date of Filing:         03/03/2003


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Filer/Entity:           T. Rowe Price Equity Income Portfolio
Registration No.:       811-07143
CIK No.:                0000918294
Accession No.:          0000918294-03-000003
Date of Filing:         02/26/2003

Filer/Entity:           T. Rowe Price International Stock Portfolio
Registration No.:       811-07145
CIK No.:                0000918292
Accession No.:          0000918292-03-000001
Date of Filing:         02/26/2003

Filer/Entity            The Prudential Series Fund, Inc.
Registration No.:       811-03623
CIK No.                 0000711175
Accession No.:          0000950109-03-001041
Date of Filing:         03/04/2003



If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                            Sincerely,


                                            C. Christopher Sprague
                                            Vice President and Corporate Counsel